SUBSEQUENT EVENTS (Detail Textuals 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended							1 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended					3 Months Ended	4 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	May 01, 2014 Stock Options Vesting on each anniversary for next four years	Apr. 14, 2014 Stock Options Vesting on each anniversary for next four years	Dec. 02, 2013 Stock Options Vesting on each anniversary for next four years	Nov. 28, 2013 Stock Options Vesting on each anniversary for next four years	Oct. 14, 2013 Stock Options Vesting on each anniversary for next four years	Dec. 10, 2013 Stock Options Immediate vesting	Oct. 14, 2013 Stock Options Immediate vesting	Oct. 17, 2013 Stock Options Chairman CEO And President Vesting on each anniversary for next four years	Mar. 16, 2012 Stock Options Employee	Feb. 08, 2012 Stock Options Employee	Feb. 06, 2014 Stock Options Consultant Immediate vesting	Oct. 14, 2013 Subsequent Event	Dec. 10, 2013 Subsequent Event Employee	Mar. 31, 2014 Subsequent Event Consultant Immediate vesting	Feb. 06, 2014 Subsequent Event Consultant Immediate vesting	Nov. 28, 2013 Subsequent Event Stock Options	Oct. 14, 2013 Subsequent Event Stock Options	Oct. 17, 2013 Subsequent Event Stock Options	Nov. 28, 2013 Subsequent Event Stock Options Vesting on each anniversary for next four years	Oct. 14, 2013 Subsequent Event Stock Options Vesting on each anniversary for next four years	Oct. 14, 2013 Subsequent Event Stock Options Immediate vesting	Oct. 17, 2013 Subsequent Event Stock Options Chairman CEO And President	Dec. 02, 2013 Subsequent Event Stock Options Chairman CEO And President Vesting on each anniversary for next four years	Oct. 17, 2013 Subsequent Event Stock Options Chairman CEO And President Vesting on each anniversary for next four years	Dec. 02, 2013 Subsequent Event Stock Options Chief Technology Officer	Oct. 17, 2013 Subsequent Event Stock Options Chief Technology Officer	Oct. 17, 2013 Subsequent Event Stock Options Chief Technology Officer Vesting on each anniversary for next four years
Subsequent Event [Line Items]
Number of options granted							15,000,000	122,950	62,963	100,000	100,000	10,580	4,167	833,333	33,333	25,000	95,400			4,167	33,333	33,333	4,167		35,433		833,333	1,667	1,667	41,667	33,333	35,433		41,667	4,167	132,133	62,963				833,333			33,333	50,000
Exercise price per share of options granted								$ 5.32	$ 5.32											$ 6.89	$ 6.89	$ 7.02	$ 9.60		$ 8.16		$ 0.0970	$ 3.60	$ 4.20	$ 9.60		$ 8.16		$ 9.60	$ 6.96	$ 5.32	$ 5.32				$ 5.82			$ 7.02	$ 5.82
Term of options granted										5 years	5 years	5 years	5 years	7 years	5 years	5 years	5 years											5 years	5 years			5 years		5 years
Vesting period of options issued								5 years	5 years											5 years	5 years	5 years	5 years		5 years		5 years			5 years	5 years				5 years	5 years	5 years				5 years			5 years	5 years
Percentage of vesting in each year																				25.00%	25.00%	25.00%	25.00%	25.00%			25.00%	25.00%	25.00%									25.00%	25.00%			25.00%	25.00%			25.00%
Vested																								89,617		33,333													98,800	33,333
Stock-based compensation expense	$ 404,507	$ 870,576	$ 1,717,837	$ 1,743,598	$ 1,926,129	$ 1,953,844	$ 1,485,068											$ 1,926,129	$ 1,953,844														$ 271,417